INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31
	2025	2024
Raw materials	27,187	15,454
Finished products	46,863	44,094
Total inventories	74,050	59,548